Tax (Tables)	6 Months Ended
Jun. 30, 2017
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	2Q17
CHF million
Income tax expense computed at the Swiss statutory tax rate of 22%	128
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(14)
Other non-deductible expenses	149
Changes in deferred tax valuation allowance	83
Lower taxed income	(48)
Change in recognition of outside basis difference	(2)
(Windfall tax benefits)/shortfall tax charges on share-based compensation [1]	95
Other	(115)
Income tax expense	276
1
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in shareholders' equity.

Effective tax rate	Effective tax rate
in	2Q17	1Q17	2Q16	6M17	6M16
Effective tax rate (%)	47.4	11.6	10.6	28.3	55.4

Net deferred tax assets
Net deferred tax assets
end of	2Q17	1Q17
Net deferred tax assets (CHF million)
Deferred tax assets	7,542	7,825
of which net operating losses	2,787	2,543
of which deductible temporary differences	4,755	5,282
Deferred tax liabilities	(231)	(176)
Net deferred tax assets	7,311	7,649

Bank
Reconciliation of taxes computed at the Swiss statutory rate
Effective tax rate
in	6M17	6M16
Effective tax rate (%)	33.5	48.0
Tax expense reconciliation
in	6M17
CHF million
Income tax expense computed at the statutory tax rate of 22%	253
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(40)
Other non-deductible expenses	317
Changes in deferred tax valuation allowance	149
Lower taxed income	(84)
(Windfall tax benefits)/shortfall tax charges on share-based compensation [1]	95
Other	(304)
Income tax expense	386
1
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in shareholders' equity.

Net deferred tax assets
Net deferred tax assets
end of	6M17	2016
Net deferred tax assets (CHF million)
Deferred tax assets [1]	7,472	5,815
of which net operating losses	2,779	2,172
of which deductible temporary differences	4,693	3,643
Deferred tax liabilities	(129)	(99)
Net deferred tax assets	7,343	5,716
1
Includes a reclassification from other assets to deferred tax assets in 6M17 as a result of the early adoption of ASU 2016-16. Refer to “Note 2 – Recently issued accounting standards” for further information.